INCOME TAXES - Summary of Components of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating and finance lease liabilities	$ 68	$ 57
Accrued compensation	42	60
Accrued expenses	27	28
Net operating loss carryforwards	22	28
Contingent consideration and compensation liabilities	14	13
Capital loss carryforwards	51	54
Credits	37	38
Reserves and allowances	6	6
Interest limitation	36	2
Other	7	12
Gross deferred tax assets	310	298
Valuation allowances	(92)	(114)
Net deferred tax assets	218	184
Deferred tax liabilities:
Depreciation on fixed assets	39	42
Goodwill	44	23
Amortization on identified intangible assets	177	165
Operating lease right-of-use assets	67	56
Derivatives	7	1
Deferred payments	3	4
Pension and post-retirement obligations	16	11
Other	6	2
Gross deferred tax liabilities	359	304
Net deferred tax liabilities	$ 141	$ 120